Reportable Segments and Geographic Information (Details) - Schedule of Revenues by Country Based - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues by Country Based [Line Items]
Revenues		$ 514,584	$ 474,736	$ 461,035
North America [Member]
Schedule of Revenues by Country Based [Line Items]
Revenues	[1]	212,217	197,519	188,980
Europe [Member]
Schedule of Revenues by Country Based [Line Items]
Revenues	[2]	257,213	232,840	237,054
Rest of the world [Member]
Schedule of Revenues by Country Based [Line Items]
Revenues		$ 45,154	$ 44,377	$ 35,001

[1]	Revenues from North America that are shown in the above table consist of revenues primarily from the United States (in amounts of $210,507, $195,916 and $186,909 during the years ended December 31, 2023, 2022 and 2021, respectively). Revenues from the United States are higher by more than 20% than any other country (including Europe and rest of the world countries).
[2]	Revenues from Europe include revenues from United Kingdom, or UK, European Union countries (including Nordic region) and Israel. Revenues from the UK amounted to $77,219, $64,380 and $63,738 during the years ended December 31, 2023, 2022 and 2021, respectively.